Document and Entity Information	Nov. 05, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	WHITING PETROLEUM CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31899
Entity Tax Identification Number	20-0098515
Entity Address, Address Line One	1700 Lincoln Street
Entity Address, Adress Line Two	Suite 4700
Entity Address, State or Province	CO
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80203-4547
City Area Code	(303)
Local Phone Number	837-1661
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WLL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001255474
Amendment Flag	false